Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2016
Subsidiary guarantee information
Condensed Financial Statements [Table Text Block]
Condensed consolidating statements of operations
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,697	11,228		16,925	284		165		17,374
Interest expense	(3,750)	(5,987)		(9,737)	(338)		263		(9,812)
Net interest income	1,947	5,241		7,188	(54)		428		7,562
Commissions and fees	3,582	7,235		10,817	27		248		11,092
Trading revenues	(1,192)	1,562		370	(21)		(36)		313
Other revenues	830	597		1,427	(2,684)	[2]	2,613		1,356
Net revenues	5,167	14,635		19,802	(2,732)		3,253		20,323
Provision for credit losses	(5)	221		216	0		36		252
Compensation and benefits	3,235	7,410		10,645	57		(130)		10,572
General and administrative expenses	4,474	5,284		9,758	(88)		100		9,770
Commission expenses	259	1,182		1,441	1		13		1,455
Restructuring expenses	209	301		510	0		30		540
Total other operating expenses	4,942	6,767		11,709	(87)		143		11,765
Total operating expenses	8,177	14,177		22,354	(30)		13		22,337
Income/(loss) before taxes	(3,005)	237		(2,768)	(2,702)		3,204		(2,266)
Income tax expense/(benefit)	(228)	585		357	8		76		441
Net income/(loss)	(2,777)	(348)		(3,125)	(2,710)		3,128		(2,707)
Net income/(loss) attributable to noncontrolling interests	157	(163)		(6)	0		9		3
Net income/(loss) attributable to shareholders	(2,934)	(185)		(3,119)	(2,710)		3,119		(2,710)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(2,777)	(348)		(3,125)	(2,710)	3,128		(2,707)
Gains/(losses) on cash flow hedges	0	(22)		(22)	2	0		(20)
Foreign currency translation	604	(105)		499	7	9		515
Unrealized gains/(losses) on securities	0	2		2	0	(1)		1
Actuarial gains/(losses)	49	161		210	0	184		394
Net prior service credit/(cost)	0	(1)		(1)	0	37		36
Gains/(losses) on liabilities related to credit risk	(64)	(1,019)		(1,083)	67	(27)		(1,043)
Other comprehensive income/(loss), net of tax	589	(984)		(395)	76	202		(117)
Comprehensive income/(loss)	(2,188)	(1,332)		(3,520)	(2,634)	3,330		(2,824)
Comprehensive income/(loss) attributable to noncontrolling interests	151	(140)		11	0	(13)		(2)
Comprehensive income/(loss) attributable to shareholders	(2,339)	(1,192)		(3,531)	(2,634)	3,343		(2,822)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,030	11,827		18,857	277		207		19,341
Interest expense	(4,296)	(5,694)		(9,990)	(330)		278		(10,042)
Net interest income	2,734	6,133		8,867	(53)		485		9,299
Commissions and fees	3,932	7,914		11,846	18		180		12,044
Trading revenues	(966)	2,264		1,298	28		14		1,340
Other revenues	508	692		1,200	(2,969)	[2]	2,883		1,114
Net revenues	6,208	17,003		23,211	(2,976)		3,562		23,797
Provision for credit losses	5	271		276	0		48		324
Compensation and benefits	3,805	7,718		11,523	76		(53)		11,546
General and administrative expenses	2,242	6,372		8,614	(110)		70		8,574
Commission expenses	288	1,326		1,614	1		8		1,623
Goodwill impairment	0	3,797		3,797	0		0		3,797
Restructuring expenses	193	132		325	0		30		355
Total other operating expenses	2,723	11,627		14,350	(109)		108		14,349
Total operating expenses	6,528	19,345		25,873	(33)		55		25,895
Income/(loss) before taxes	(325)	(2,613)		(2,938)	(2,943)		3,459		(2,422)
Income tax expense	37	402		439	1		83		523
Net income/(loss)	(362)	(3,015)		(3,377)	(2,944)		3,376		(2,945)
Net income/(loss) attributable to noncontrolling interests	143	(150)		(7)	0		6		(1)
Net income/(loss) attributable to shareholders	(505)	(2,865)		(3,370)	(2,944)		3,370		(2,944)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(362)	(3,015)		(3,377)	(2,944)	3,376		(2,945)
Gains/(losses) on cash flow hedges	0	24		24	(8)	0		16
Foreign currency translation	55	(1,202)		(1,147)	(3)	(6)		(1,156)
Unrealized gains/(losses) on securities	(2)	(4)		(6)	0	2		(4)
Actuarial gains/(losses)	24	20		44	0	(705)		(661)
Net prior service credit/(cost)	(14)	0		(14)	0	169		155
Other comprehensive income/(loss), net of tax	63	(1,162)		(1,099)	(11)	(540)		(1,650)
Comprehensive income/(loss)	(299)	(4,177)		(4,476)	(2,955)	2,836		(4,595)
Comprehensive income/(loss) attributable to noncontrolling interests	784	(810)		(26)	0	7		(19)
Comprehensive income/(loss) attributable to shareholders	(1,083)	(3,367)		(4,450)	(2,955)	2,829		(4,576)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,422	12,163		18,585	228		248		19,061
Interest expense	(3,894)	(6,014)		(9,908)	(316)		197		(10,027)
Net interest income	2,528	6,149		8,677	(88)		445		9,034
Commissions and fees	4,149	8,738		12,887	7		157		13,051
Trading revenues	142	1,648		1,790	159		77		2,026
Other revenues	1,431	804		2,235	1,750	[2]	(1,854)		2,131
Net revenues	8,250	17,339		25,589	1,828		(1,175)		26,242
Provision for credit losses	0	125		125	0		61		186
Compensation and benefits	3,510	7,872		11,382	53		(101)		11,334
General and administrative expenses	2,594	6,979		9,573	(101)		62		9,534
Commission expenses	257	1,291		1,548	0		13		1,561
Total other operating expenses	2,851	8,270		11,121	(101)		75		11,095
Total operating expenses	6,361	16,142		22,503	(48)		(26)		22,429
Income/(loss) from continuing operations before taxes	1,889	1,072		2,961	1,876		(1,210)		3,627
Income tax expense	727	572		1,299	1		105		1,405
Income/(loss) from continuing operations	1,162	500		1,662	1,875		(1,315)		2,222
Income from discontinued operations, net of tax	0	102		102	0		0		102
Net income/(loss)	1,162	602		1,764	1,875		(1,315)		2,324
Net income/(loss) attributable to noncontrolling interests	580	(135)		445	0		4		449
Net income/(loss) attributable to shareholders	582	737		1,319	1,875		(1,319)		1,875
of which from continuing operations	582	635		1,217	1,875		(1,319)		1,773
of which from discontinued operations	0	102		102	0		0		102
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,162	602		1,764	1,875	(1,315)		2,324
Gains/(losses) on cash flow hedges	0	(27)		(27)	7	0		(20)
Foreign currency translation	2,195	89		2,284	(1)	4		2,287
Unrealized gains/(losses) on securities	0	21		21	0	(9)		12
Actuarial gains/(losses)	(109)	167		58	0	(1,311)		(1,253)
Net prior service credit/(cost)	14	0		14	0	(77)		(63)
Other comprehensive income/(loss), net of tax	2,100	250		2,350	6	(1,393)		963
Comprehensive income/(loss)	3,262	852		4,114	1,881	(2,708)		3,287
Comprehensive income/(loss) attributable to noncontrolling interests	694	(80)		614	0	(74)		540
Comprehensive income/(loss) attributable to shareholders	2,568	932		3,500	1,881	(2,634)		2,747
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,491	116,482		118,973	938	1,250		121,161
Interest-bearing deposits with banks	3,520	(403)		3,117	5	(2,350)		772
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,363	52,765		135,128	0	(289)		134,839
Securities received as collateral	30,914	1,650		32,564	0	0		32,564
Trading assets	48,914	116,442		165,356	0	(206)		165,150
Investment securities	511	1,681		2,192	4,173	(3,876)		2,489
Other investments	1,146	5,342		6,488	44,753	(44,464)		6,777
Net loans	12,809	246,732		259,541	126	16,309		275,976
Premises and equipment	990	3,573		4,563	0	148		4,711
Goodwill	756	3,267		4,023	0	890		4,913
Other intangible assets	179	34		213	0	0		213
Brokerage receivables	17,461	15,968		33,429	0	2		33,431
Other assets	13,119	23,616		36,735	244	(114)		36,865
Total assets	215,173	587,149		802,322	50,239	(32,700)		819,861
Liabilities and equity (CHF million)
Due to banks	77	22,989		23,066	2,943	(3,210)		22,800
Customer deposits	8	344,570		344,578	0	11,256		355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,900	(21,884)		33,016	0	0		33,016
Obligation to return securities received as collateral	30,914	1,650		32,564	0	0		32,564
Trading liabilities	10,125	34,826		44,951	0	(21)		44,930
Short-term borrowings	17,110	(1,725)		15,385	0	0		15,385
Long-term debt	41,481	145,844		187,325	5,078	912		193,315
Brokerage payables	28,706	11,146		39,852	0	0		39,852
Other liabilities	14,992	24,842		39,834	321	(300)		39,855
Total liabilities	198,313	562,258		760,571	8,342	8,637		777,550
Total shareholders' equity	17,006	23,676		40,682	41,897	(40,682)		41,897
Noncontrolling interests	(146)	1,215		1,069	0	(655)		414
Total equity	16,860	24,891		41,751	41,897	(41,337)		42,311

Total liabilities and equity	215,173	587,149		802,322	50,239	(32,700)		819,861
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	5,799	84,722		90,521	942	865		92,328
Interest-bearing deposits with banks	70	4,883		4,953	5	(4,091)		867
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	105,469	17,967		123,436	0	(387)		123,049
Securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading assets	59,332	131,764		191,096	0	(359)		190,737
Investment securities	1,009	1,689		2,698	4,092	(3,700)		3,090
Other investments	3,080	3,707		6,787	46,795	(46,561)		7,021
Net loans	15,433	239,482		254,915	139	17,941		272,995
Premises and equipment	899	3,540		4,439	0	205		4,644
Goodwill	731	3,198		3,929	0	879		4,808
Other intangible assets	152	44		196	0	0		196
Brokerage receivables	17,630	16,910		34,540	0	2		34,542
Other assets	26,842	31,068		57,910	228	(121)		58,017
Total assets	263,720	540,211		803,931	52,201	(35,327)		820,805
Liabilities and equity (CHF million)
Due to banks	62	21,398		21,460	2,152	(2,558)		21,054
Customer deposits	1	331,699		331,700	0	11,005		342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	77,028	(30,430)		46,598	0	0		46,598
Obligation to return securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading liabilities	11,097	37,957		49,054	0	(83)		48,971
Short-term borrowings	45,480	(36,823)		8,657	300	(300)		8,657
Long-term debt	39,127	152,967		192,094	5,025	489		197,608
Brokerage payables	28,399	11,053		39,452	0	0		39,452
Other liabilities	15,615	26,100		41,715	342	174		42,231
Total liabilities	244,083	515,158		759,241	7,819	8,727		775,787
Total shareholders' equity	19,396	24,010		43,406	44,382	(43,406)		44,382
Noncontrolling interests	241	1,043		1,284	0	(648)		636
Total equity	19,637	25,053		44,690	44,382	(44,054)		45,018

Total liabilities and equity	263,720	540,211		803,931	52,201	(35,327)		820,805
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	9,618	17,182		26,800	(22)	[2]	(3)		26,775
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(3,320)	5,178		1,858	0		(1,741)		117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,365	(25,323)		(6,958)	0		(98)		(7,056)
Purchase of investment securities	0	(88)		(88)	0		0		(88)
Proceeds from sale of investment securities	0	14		14	0		0		14
Maturities of investment securities	199	72		271	0		92		363
Investments in subsidiaries and other investments	(355)	(990)		(1,345)	(710)		652		(1,403)
Proceeds from sale of other investments	2,067	(374)		1,693	0		44		1,737
(Increase)/decrease in loans	3,038	(8,391)		(5,353)	15		1,593		(3,745)
Proceeds from sales of loans	0	2,468		2,468	0		0		2,468
Capital expenditures for premises and equipment and other intangible assets	(329)	(826)		(1,155)	0		(9)		(1,164)
Proceeds from sale of premises and equipment and other intangible assets	50	5		55	0		0		55
Other, net	27	649		676	0		73		749
Net cash provided by/(used in) investing activities of continuing operations	19,742	(27,606)		(7,864)	(695)		606		(7,953)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	20	9,845		9,865	792		(390)		10,267
Increase/(decrease) in short-term borrowings	(5,781)	12,375		6,594	(300)		300		6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(23,838)	9,313		(14,525)	0		0		(14,525)
Issuances of long-term debt	1	51,955		51,956	0		1,028		52,984
Repayments of long-term debt	(2,993)	(43,623)		(46,616)	0		(516)		(47,132)
Issuances of common shares	0	0		0	725		0		725
Sale of treasury shares	0	0		0	323		15,844		16,167
Repurchase of treasury shares	0	0		0	(455)		(15,742)		(16,197)
Dividends paid	(1)	(9)		(10)	(493)		10		(493)
Other, net	(143)	1,183		1,040	93		(756)		377
Net cash provided by/(used in) financing activities of continuing operations	(32,735)	41,039		8,304	685		(222)		8,767
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	67	1,145		1,212	28		4		1,244
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,308)	31,760		28,452	(4)		385		28,833

Cash and due from banks at beginning of period	5,799	84,722		90,521	942		865		92,328
Cash and due from banks at end of period	2,491	116,482		118,973	938		1,250		121,161
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 145 million and CHF 41 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	10,030	4,895		14,925	129	[2]	14		15,068
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(928)		(929)	(5)		1,283		349
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,634	(10,056)		36,578	0		386		36,964
Purchase of investment securities	0	(376)		(376)	0		0		(376)
Proceeds from sale of investment securities	1	18		19	0		0		19
Maturities of investment securities	68	819		887	0		21		908
Investments in subsidiaries and other investments	(436)	(119)		(555)	(5,310)		5,271		(594)
Proceeds from sale of other investments	1,257	638		1,895	18		25		1,938
(Increase)/decrease in loans	4,074	(8,015)		(3,941)	210		(1,715)		(5,446)
Proceeds from sales of loans	0	1,579		1,579	0		0		1,579
Capital expenditures for premises and equipment and other intangible assets	(322)	(765)		(1,087)	0		(15)		(1,102)
Proceeds from sale of premises and equipment and other intangible assets	3	10		13	0		0		13
Other, net	33	369		402	0		7		409
Net cash provided by/(used in) investing activities of continuing operations	51,311	(16,826)		34,485	(5,087)		5,263		34,661
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,355)	(27,402)		(28,757)	(475)		83		(29,149)
Increase/(decrease) in short-term borrowings	10,090	(28,238)		(18,148)	300		(300)		(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(35,303)	13,154		(22,149)	0		0		(22,149)
Issuances of long-term debt	8,511	68,372		76,883	0		975		77,858
Repayments of long-term debt	(41,953)	(6,966)		(48,919)	(30)		(416)		(49,365)
Issuances of common shares	0	0		0	6,035		0		6,035
Sale of treasury shares	0	0		0	3		18,749		18,752
Repurchase of treasury shares	0	0		0	(1,044)		(18,717)		(19,761)
Dividends paid	(3)	(7)		(10)	(415)		(2)		(427)
Other, net	(497)	5,286		4,789	608		(5,211)		186
Net cash provided by/(used in) financing activities of continuing operations	(60,510)	24,199		(36,311)	4,982		(4,839)		(36,168)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	18	(596)		(578)	1		(5)		(582)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	849	11,672		12,521	25		433		12,979

Cash and due from banks at beginning of period	4,950	73,050		78,000	917		432		79,349
Cash and due from banks at end of period	5,799	84,722		90,521	942		865		92,328
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 35 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,071)	(6,129)		(18,200)	609	[2]	(29)		(17,620)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,221	(1,948)		(727)	0		1,002		275
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(8,956)	20,633		11,677	0		8		11,685
Purchase of investment securities	0	(1,060)		(1,060)	(2,217)		2,217		(1,060)
Proceeds from sale of investment securities	103	15		118	0		812		930
Maturities of investment securities	0	187		187	0		153		340
Investments in subsidiaries and other investments	(663)	(565)		(1,228)	(1,352)		1,316		(1,264)
Proceeds from sale of other investments	1,228	291		1,519	3		31		1,553
(Increase)/decrease in loans	2,712	(26,402)		(23,690)	2,482		(2,396)		(23,604)
Proceeds from sales of loans	0	1,255		1,255	0		0		1,255
Capital expenditures for premises and equipment and other intangible assets	(317)	(726)		(1,043)	0		(13)		(1,056)
Proceeds from sale of premises and equipment and other intangible assets	0	1		1	0		0		1
Other, net	(11)	612		601	(10)		15		606
Net cash provided by/(used in) investing activities of continuing operations	(4,683)	(7,707)		(12,390)	(1,094)		3,145		(10,339)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(168)	27,305		27,137	(669)		(428)		26,040
Increase/(decrease) in short-term borrowings	17,791	(14,282)		3,509	0		0		3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(3,894)	(27,107)		(31,001)	0		0		(31,001)
Issuances of long-term debt	6,607	67,543		74,150	2,217		(2,208)		74,159
Repayments of long-term debt	(2,563)	(35,308)		(37,871)	0		1,400		(36,471)
Issuances of common shares	0	0		0	297		0		297
Sale of treasury shares	0	0		0	0		9,394		9,394
Repurchase of treasury shares	0	0		0	(742)		(9,455)		(10,197)
Dividends paid	(1,154)	1,070		(84)	(1,125)		(43)		(1,252)
Other, net	(790)	302		(488)	609		(1,313)		(1,192)
Net cash provided by/(used in) financing activities of continuing operations	15,829	19,523		35,352	587		(2,653)		33,286
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	525	5,092		5,617	20		153		5,790
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(8)	(452)		(460)	0		0		(460)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(408)	10,327		9,919	122		616		10,657

Cash and due from banks at beginning of period	5,358	62,723		68,081	795		(184)		68,692
Cash and due from banks at end of period	4,950	73,050		78,000	917		432		79,349
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 113 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.